Schedule of Convertible Debt Discounts (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Fair value of 3,250,000 commitment shares of common stock	$ 42,175	$ 106,894	$ 418,312
Fair value of warrants to purchase 3,500,000 shares of common stock		255,026	358,017
Original issue discounts	24,000	32,055	53,700
Legal and brokerage fees	13,500	18,698	39,300
Total debt discounts	$ 79,675	412,673	869,329
Amortization of debt discounts		412,673	456,656
Unamortized debt discounts			$ 412,673